Revenue From Contracts With Customers - Disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue
Revenue	$ 2,706,981
Deferred Revenue
Revenue recognized which was included in deferred revenue at beginning or period		$ 3,300,000
GSK Inhaled
Disaggregation of Revenue
Revenue	438,351
Other
Disaggregation of Revenue
Revenue	2,268,630
Non-Refundable Payments - Milestones
Disaggregation of Revenue
Revenue	45,058
Non-Refundable Payments - Milestones | GSK Inhaled
Disaggregation of Revenue
Revenue	45,058
Non-Refundable Payments - Up-front Payments
Disaggregation of Revenue
Revenue	1,168,712
Non-Refundable Payments - Up-front Payments | GSK Inhaled
Disaggregation of Revenue
Revenue	225,293
Non-Refundable Payments - Up-front Payments | Other
Disaggregation of Revenue
Revenue	943,419
Research and Development Services
Disaggregation of Revenue
Revenue	1,493,211	3,914,907
Research and Development Services | GSK Inhaled
Disaggregation of Revenue
Revenue	168,000	3,114,311
Research and Development Services | Other
Disaggregation of Revenue
Revenue	1,325,211	800,596
Without Adoption of Topic 606
Disaggregation of Revenue
Revenue	5,436,630	7,258,123
Deferred Revenue
Revenue recognized which was included in deferred revenue at beginning or period	$ 1,200,000
Without Adoption of Topic 606 | GSK Inhaled
Disaggregation of Revenue
Revenue		6,114,311
Without Adoption of Topic 606 | Other
Disaggregation of Revenue
Revenue		1,143,812
Without Adoption of Topic 606 | Non-Refundable Payments - Up-front Payments
Disaggregation of Revenue
Revenue		3,343,216
Without Adoption of Topic 606 | Non-Refundable Payments - Up-front Payments | GSK Inhaled
Disaggregation of Revenue
Revenue		3,000,000
Without Adoption of Topic 606 | Non-Refundable Payments - Up-front Payments | Other
Disaggregation of Revenue
Revenue		$ 343,216